Derivative Instruments and Hedging Activities (Details 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended				12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Foreign currency forwards
Derivative instruments and hedging activities
Gains (losses) recognized in OCI	$ (457)	$ 152	$ (4,949)	$ (5,618)	$ 1,483	$ 112
Gains (losses) reclassified into earnings - Effective Portion	(2,072)	(4,309)	(3,165)	3,420	1,838	53
Forward starting swap
Derivative instruments and hedging activities
Gains (losses) recognized in OCI	$ (473)	$ 91